Other Receivables, Deposits and Prepayments - Schedule of Other Receivables, Deposits and Prepayments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables, Deposits and Prepayments [Abstract]
Deposits	$ 166,294	$ 41,506
Prepayments	8,256	2,968
Other receivables	23,017	20,554
Other receivables from related parties	14,622	948
Less: Allowance for credit losses
Other receivables, deposits and prepayments	$ 212,189	$ 65,976